Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

The changes in goodwill in 2017 and 2016 were as follows:

	2017	2016
Balances as of January 1
Cost	9,029	9,414
Accumulated impairment	(186)	(186)

Book value	8,843	9,228
Changes in book value:
Acquisitions	—	14
Purchase accounting and other adjustments related to Freescale acquisition	(28)	(25)
Transfer to assets held for sale	—	(349)
Translation differences	51	(25)

Total changes	23	(385)
Balances as of December 31
Cost	9,020	9,029
Accumulated impairment	(154)	(186)

Book value	8,866	8,843